Equity Based Compensation (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	3,106,880
Options Outstanding, Weighted-Average Remaining Contractual Life	6.1
Options Oustanding, Weighted Average Exercise Price	$ 46.30
Options Exercisable	1,897,366
Options Exercisable, Weighted-Average Exercise Price	$ 45.64
$25.00 - $34.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	896,316
Options Outstanding, Weighted-Average Remaining Contractual Life	5.5
Options Oustanding, Weighted Average Exercise Price	$ 30.96
Options Exercisable	541,600
Options Exercisable, Weighted-Average Exercise Price	$ 30.14
$35.00 - $44.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	150,174
Options Outstanding, Weighted-Average Remaining Contractual Life	2.0
Options Oustanding, Weighted Average Exercise Price	$ 39.61
Options Exercisable	150,174
Options Exercisable, Weighted-Average Exercise Price	$ 39.61
$45.00 - $54.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	921,343
Options Outstanding, Weighted-Average Remaining Contractual Life	6.0
Options Oustanding, Weighted Average Exercise Price	$ 47.26
Options Exercisable	535,329
Options Exercisable, Weighted-Average Exercise Price	$ 47.38
$55.00 - +
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	1,139,047
Options Outstanding, Weighted-Average Remaining Contractual Life	7.1
Options Oustanding, Weighted Average Exercise Price	$ 58.47
Options Exercisable	670,263
Options Exercisable, Weighted-Average Exercise Price	$ 58.13